Goodwill and intangible assets - Intangible asset assumptions (Details)	Dec. 31, 2019
Surgical [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Discount rate (post-tax)	7.50%
Vision Care [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Discount rate (post-tax)	7.00%